CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
SCHEDULE OF CASH AND CASH EQUIVALENTS	A summary of the Company’s cash and cash equivalents is as follows:
	December 31, 2025	December 31, 2024
	$	$
Cash	41,607	35,721
Cash equivalents	2,660	-
Total	44,267	35,721